Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Flexible Strategies Fund))	0 Months Ended
Mar. 07, 2013
S&P 500 Index
Average Annual Return:
1 Year	16.00%
5 Years	1.66%
10 Years	7.10%
HFRI Fund Weighted Composite Index
Average Annual Return:
1 Year	6.42%
5 Years	1.55%
10 Years	6.68%
Class A
Average Annual Return:
1 Year	(2.08%)
5 Years	(1.73%)
10 Years	4.52%
Inception Date	Jan. 03, 1989
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(2.08%)
5 Years	(2.28%)
10 Years	3.21%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(1.35%)
5 Years	(1.61%)
10 Years	3.47%
Class B
Average Annual Return:
1 Year	(2.00%)
5 Years	(1.77%)
10 Years	4.67%
Inception Date	Sep. 01, 1993
Class C
Average Annual Return:
1 Year	2.14%
5 Years	(1.31%)
10 Years	4.35%
Inception Date	Sep. 01, 1993
Class N
Average Annual Return:
1 Year	2.57%
5 Years	(0.88%)
10 Years	4.79%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	4.17%
5 Years	(0.27%)
10 Years	5.38%
Inception Date	Dec. 16, 1996